UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—May 31, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2021
Vanguard New Jersey Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	41
Liquidity Risk Management	43

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2021
	Beginning Account Value 11/30/2020	Ending Account Value 5/31/2021	Expenses Paid During Period
Based on Actual Fund Return
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,033.80	$0.86
Admiral™ Shares	1,000.00	1,034.20	0.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

New Jersey Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2021
Under 1 Year	5.4%
1 - 3 Years	3.2
3 - 5 Years	3.1
5 - 10 Years	12.2
10 - 20 Years	44.9
20 - 30 Years	27.9
Over 30 Years	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

New Jersey Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
New Jersey (90.9%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/22	170	175
[1]	Atlantic City Board of Education GO	4.000%	4/1/23	150	159
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	182
[1]	Atlantic City Board of Education GO	4.000%	4/1/25	175	198
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	227
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	243
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	269
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	254
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	198
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	203
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	202
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	207
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	172
[1]	Atlantic City Board of Education GO	4.000%	4/1/35	175	200
	Atlantic City NJ GO	5.000%	11/1/22	3,000	3,097
[1]	Atlantic City NJ GO	4.000%	11/1/23	1,425	1,494
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,176
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	296
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	906
[2]	Atlantic City NJ GO	5.000%	3/1/37	1,000	1,197
[2]	Atlantic City NJ GO	5.000%	3/1/42	1,250	1,484
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	143
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/25	125	147
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/26	125	151
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/27	175	217
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	150	190
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	125	161
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/30	150	197
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/31	200	267
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/32	125	166

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/33	225	297
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/34	150	198
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	200	263
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	333
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	200	241
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	421
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	360
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	425	509
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	275	328
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,396
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,500	1,763
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	5,396
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,541
	Bergen County NJ GO	3.000%	7/15/38	1,620	1,781
	Burlington County Bridge Commission Highway Revenue	5.000%	10/1/36	1,000	1,221
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/33	1,000	1,245
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/34	1,365	1,693
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/35	1,000	1,236
	Burlington County Bridge Commission Lease Revenue	5.000%	4/15/32	555	716
	Burlington NJ GO	3.000%	5/1/30	1,610	1,831
	Burlington NJ GO	3.000%	5/1/31	1,650	1,861
	Burlington NJ GO	3.000%	5/1/32	1,695	1,899
	Burlington NJ GO	3.000%	5/1/33	1,745	1,949
	Burlington NJ GO	3.000%	5/1/34	1,790	1,994
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/32	6,035	6,630
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	13,446
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,661
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,864
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	4,188
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,055	6,652
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,744
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,192
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,807

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,912
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/37	3,470	4,090
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/38	1,705	2,005
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	1,260	1,479
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	628
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	608
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	500	572
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	880	1,004
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/39	1,000	1,139
	Camden County NJ GO	3.000%	3/1/33	550	613
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	2,000	2,242
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	2,500	2,792
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	2,950	3,285
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	1,500	1,668
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	1,450	1,610
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/39	5,000	5,410
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	13,930	15,004
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	6,000	6,801
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	429
	East Brunswick Township Board of Education GO	4.000%	5/15/36	350	425
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	691
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	556
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	809
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	836
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	1,015
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	777
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	436
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	434
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,540
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	961
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	1,092
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/40	1,575	1,770
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/50	2,750	3,050
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/37	1,540	1,767
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	1,000	1,145
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	170	226

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	175	232
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	331
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	330
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	364
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	743
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	763
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	798
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	825
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/51	1,600	1,897
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,535
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	1,125	1,319
	Essex County NJ GO	2.000%	9/1/33	1,905	1,984
	Essex County NJ GO	2.000%	9/1/36	1,250	1,274
	Essex County NJ GO	2.000%	9/1/37	2,035	2,064
	Essex County NJ GO	4.000%	9/1/40	1,440	1,631
	Essex County NJ GO	4.000%	9/1/41	1,440	1,628
	Essex County NJ GO	4.000%	9/1/42	1,440	1,626
	Essex County NJ GO	4.000%	9/1/43	1,440	1,624
	Essex County NJ GO	4.000%	9/1/44	1,440	1,621
	Essex County NJ GO	4.000%	9/1/45	1,440	1,619
	Essex County NJ GO	4.000%	9/1/46	1,000	1,124
	Essex County NJ GO	2.000%	9/1/47	3,900	3,729
	Essex County NJ GO	4.000%	9/1/47	1,440	1,617
	Essex County NJ GO	4.000%	9/1/48	1,440	1,616
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,557
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,557
	Ewing Township Board of Education GO	4.000%	7/15/37	3,000	3,488
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,772
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	6,644
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,790
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,562
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,273
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	225	295
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	2,069
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	250	327
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,647
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	358
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,394

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	454
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/35	500	648
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,293
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/37	675	870
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,550	1,848
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,593
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	771
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/41	275	326
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	1,500	1,727
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/46	1,000	1,171
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	1,500	1,750
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,444
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	750	884
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	700	824
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	600	704
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/48	2,000	2,303
	Gloucester County Pollution Control Financing Authority Industrial Revenue VRDO	0.010%	6/1/21	7,700	7,700
[2]	Harrison NJ GO	4.000%	3/1/38	1,945	2,223
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,998
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	6,616
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,100	8,477
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,000	2,245
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	2,000	2,240
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	2,000	2,231
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	2,000	2,225
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	2,000	2,219
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	2,000	2,213
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	4,500	5,425
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	12,500	14,888
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	12,500	14,794

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/33	1,405	1,739
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,500	1,748
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,509
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,814
	Hudson County NJ GO	2.000%	11/15/35	1,000	1,020
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,970
	Hudson County NJ GO	2.125%	11/15/37	1,000	1,023
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,565
	Hudson County NJ GO	2.375%	11/15/39	1,000	1,036
	Hudson County NJ GO	2.375%	11/15/40	1,000	1,034
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	0.010%	6/1/21	3,100	3,100
	Jersey City NJ GO	5.000%	11/1/31	510	635
	Jersey City NJ GO	5.000%	11/1/33	415	515
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,327
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,359
	Jersey City NJ GO	4.000%	11/1/36	1,765	2,046
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,231
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,868
[1]	Maple Shade Township School District GO	3.000%	7/15/31	910	979
[1]	Maple Shade Township School District GO	3.000%	7/15/37	1,920	2,040
[1]	Maple Shade Township School District GO	3.000%	7/15/40	1,985	2,099
	Mercer County Improvement Authority Lease (Non-Terminable) Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,892
	Mercer County NJ GO	0.050%	2/15/32	5,000	4,091
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/32	1,000	1,216
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/33	950	1,164
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/34	1,800	2,073
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/34	650	794
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/35	1,275	1,545
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/35	525	640
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/36	1,200	1,452
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	500	608
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/37	2,000	2,275
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/37	275	334
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/38	1,500	1,704
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/38	250	302
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/39	200	241
	Monmouth County NJ GO	5.000%	7/15/34	580	752
	Monmouth County NJ GO	5.000%	7/15/34	1,350	1,750
	Monmouth Regional High School District GO	3.000%	2/1/31	1,755	1,904
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,358
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	1,096
	Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,519
[2]	New Brunswick NJ GO	3.000%	2/15/30	1,830	1,986
[2]	New Brunswick NJ GO	3.000%	2/15/31	1,370	1,481
[2]	New Brunswick NJ GO	3.000%	2/15/32	1,370	1,477
[2]	New Brunswick NJ GO	3.000%	2/15/36	1,370	1,465
[2]	New Brunswick NJ GO	3.000%	2/15/37	1,370	1,462
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	615	649
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	465	491
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	570	601
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/31	600	633
[1]	New Brunswick Parking Authority Auto Parking Revenue	4.000%	9/1/37	2,000	2,230
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,225

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Building Authority Lease (Appropriation) Revenue	4.000%	6/15/30	605	682
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	2,595	2,846
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	976
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,920
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,749
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	3,295	3,564
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,380	2,714
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	580	627
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	470	531
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,912
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	2,500	2,913
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	2,500	3,082
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	200	215
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,185
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	4,890	5,751
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	4,145	4,663
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	128
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	350	394
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	5,475	6,696
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,800
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,692
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	9,000	10,387
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	6,965	8,251
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	3,685	4,212
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,260	1,413
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/35	4,230	4,451
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	200	215
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	3,305
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,740	2,022
	New Jersey Economic Development Authority Appropriations Revenue	3.350%	7/15/36	325	344

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,806
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	6,790	8,406
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,603
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	9,335	10,388
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	9,450	10,854
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	4,790	5,652
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,500	2,853
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,856
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	4,364
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	2,500	2,834
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	4,173
[3,6]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.080%	6/4/21	13,600	13,600
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	5,000	5,305
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	4,005	4,250
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,459
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,330	1,446
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	350	385
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	406
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,500	2,908
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,257
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	793
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	793
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	12,024
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	8,800	9,662
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,000	2,064
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,250	2,423
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,340
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	5,723
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	385	394

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	5,005	5,135
New Jersey Economic Development Authority Industrial Revenue (Exxon Project) VRDO	0.010%	6/1/21	3,700	3,700
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	298
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,857
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	3,000	3,613
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	1,800	2,165
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	1,150	1,290
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	6,075	7,217
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	5,000	6,213
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	345	438
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	2,000	2,513
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	3,000	3,469
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	1,090	1,258
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	1,250	1,440
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	3,035	3,455
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,925
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	737
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	6,014
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,000	5,973
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	900	1,122
New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,565	1,838
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	4,467
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	94
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,229
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,000	2,180
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	2,124
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	6,429
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,457
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	720	770

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,866
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	7,333
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	8,409
	New Jersey Economic Development Authority Miscellaneous Revenue (Lawrenceville School Project) VRDO	0.010%	6/1/21	2,900	2,900
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,765
	New Jersey Economic Development Authority Private Schools Revenue (Lawrenceville School Project) VRDO	0.010%	6/1/21	16,900	16,900
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,600	2,710
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	3,845	4,002
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	5,990	6,223
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	8,585	8,902
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	395	405
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	2,000	2,068
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/29	1,400	1,446
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	148
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	3,385
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	430	451
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	536
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	434
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	1,141
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,567
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	374
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,430	1,494
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	595
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,000	1,207
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,500	1,567
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,850	3,423
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	673
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,707
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	440	513

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,575	1,646
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,321
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	14,265	17,081
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	7,335
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,564
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	324
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,251
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	3,414
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,754
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,755
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	3,386
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	538
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	9,695	12,213
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	442
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	1,000	1,072
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	3,049
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,800
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,689
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	486
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	113
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,894
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	2,276
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	1,197
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	3,043
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,794
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,000	2,324
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	959
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,765
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	92

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	300	352
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	718
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,770
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,440
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,509
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	1,201
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	2,038
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	933
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	6,184
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,095	1,388
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,450
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	2,393
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	2,065	2,158
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,390
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,595	1,793
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,450	1,765
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,225	1,308
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,498
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,321
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	10,295	11,531
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,290	1,619
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	4,115	4,492
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,200	2,528
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	510
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,390	2,498
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,150	2,533
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,900	3,400
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	1,750	2,118
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	1,500	1,600

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	9,200	10,304
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	7,220	8,961
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,000	1,085
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	6,615
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,750	2,039
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,845	1,946
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,493
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	5,395	5,642
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	11,450	13,102
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	3,264
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	227
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/26	175	211
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	348
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	516
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	367
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	368
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	333
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	364
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	384
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	247
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	454
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	893
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	361
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	833
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	297
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.030%	6/4/21	1,335	1,335
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	2,500	2,752
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	12
	New Jersey GO	5.000%	6/1/24	5,000	5,688
	New Jersey GO	5.000%	6/1/25	5,000	5,881

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	5.000%	6/1/26	5,000	6,058
	New Jersey GO	5.000%	6/1/27	6,000	7,457
	New Jersey GO	5.000%	6/1/28	6,000	7,636
	New Jersey GO	5.000%	6/1/29	6,000	7,798
	New Jersey GO	4.000%	6/1/30	6,000	7,411
	New Jersey GO	4.000%	6/1/31	14,000	17,546
	New Jersey GO	5.000%	6/1/31	4,590	5,307
	New Jersey GO	5.000%	6/1/31	4,000	4,877
	New Jersey GO	3.000%	6/1/32	4,770	5,467
	New Jersey GO	4.000%	6/1/32	12,000	15,268
	New Jersey GO	5.000%	6/1/32	2,760	3,187
	New Jersey GO	2.000%	6/1/33	1,500	1,509
	New Jersey GO	2.000%	6/1/34	1,500	1,503
	New Jersey GO	2.250%	6/1/34	2,785	2,832
	New Jersey GO	2.000%	6/1/35	1,500	1,492
	New Jersey GO	2.000%	6/1/36	1,500	1,484
	New Jersey GO	2.000%	6/1/37	1,500	1,475
	New Jersey GO	5.000%	6/1/41	2,500	3,061
[6]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/4/21	12,500	12,500
[6]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	6/4/21	2,575	2,575
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/25	4,380	5,196
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/28	1,225	1,528
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	65	78
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,165	1,393
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,000	2,354
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,868
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,189
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	514
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,590
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,875	3,401
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,410	2,669
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	2,275
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	7,531
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,304
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,000	5,998

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	941
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,745	3,227
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	500	595
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,987
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	2,152
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	560
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,419
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	356
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	3,038
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,999
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,434
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	540	585
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	3,166
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,901
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,000	2,150
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,140
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,630	3,196
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,849
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,657
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	6,153
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	4,048
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	4,250
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,450
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	4,053
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,280	1,468
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,165	1,304
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	3,255
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,616
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,367

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,654
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,190
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,740
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	8,428
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	3,067
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	7,070	7,759
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	2,115	2,122
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,060	5,784
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,000	2,373
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,172
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,899
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,670	4,343
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	8,187
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	4,401
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,560	7,745
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	3,780	4,133
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	3,025
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,730	2,038
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	9,663
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,981
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,000	6,031
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,781
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	16,050	17,882
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	9,795	11,425
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,000	3,650
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	4,900	5,584
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	15,775	18,855
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,545
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,825

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	8/15/43	5,800	6,084
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	11,525	13,404
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	17,790	20,203
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	65	68
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,318
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,950	9,125
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,335	17,195
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	15,810	17,441
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	11,084
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,982
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,967
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	7,568
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,500	5,128
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	1,205	1,205
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	500	500
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/4/21	15,670	15,670
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	6/4/21	12,685	12,685
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	6/4/21	1,520	1,520
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	801
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	915
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,848
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,619
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,633
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,085	5,513
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	11,395	12,487
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	4,905	5,127
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,960	7,595
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	7,845	8,663
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,667

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	5,100	5,605
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	960	976
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	1,000	1,010
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,217
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	960	976
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	1,009
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	1,063
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	732
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	910
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,320	2,521
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	910
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	1,009
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/50	3,000	3,185
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	12,370	13,757
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	552
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	1,009
[8]	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	2,500	2,400
[8]	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	1,500	1,482
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,186
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	421
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,910	7,996
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	9,340	10,817
	New Jersey Rutgers State University College & University Revenue VRDO	0.010%	6/1/21	35,950	35,950
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	7,000	7,653
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	14,290	15,623
[1]	New Jersey Transportation Trust Fund Authority Appropriation Revenue	0.000%	12/15/34	285	217
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	135	135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	595	624
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	250	269
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	4,060	3,993

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	163
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,045	1,020
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	685	664
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,368
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,411
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,359
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,586
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	7,871
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	945	840
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,655	4,081
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	678
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,907
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	270	321
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,417
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.625%	6/15/30	1,075	1,219
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	11,750	13,911
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	12,490
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,509
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	10,000	11,807
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	8,107
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,945	6,341
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,396
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	9,295	10,628
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	8,037
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	650	504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	3,000	3,755
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,269
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,756

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,512
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,266
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,712
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,175	856
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	4,054
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	2,016
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	170	120
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,322
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,325	2,894
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,500	1,855
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	595
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,760	4,599
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,420	3,005
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,233
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,785	3,793
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,175	1,426
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	3,024
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,000	1,131
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,000	1,230
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	7,175	4,536
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	2,305	2,676
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	1,050	1,184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	2,625	3,019
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,620	9,942
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	2,025
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	1,805	1,061
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	1,000	1,122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/43	5,500	6,838
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/46	3,000	3,659

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	5,200	6,039
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	4,585	4,813
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	534
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	4,980	5,437
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	215	252
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	2,785	3,031
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,330
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	400	416
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	450	491
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	1,000	1,039
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	1,000	1,256
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	1,600	1,743
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	463
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	10,300	10,813
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	4,000	4,199
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	3,330	3,733
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,010	1,126
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,400	5,887
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,200	5,963
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	1,815	1,958
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	625	673
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,585	6,340
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,254
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,252
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,248
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,000	1,246
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,151
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,181
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,500	1,911

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	5,151
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,800	2,112
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	1,072
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	1,250	1,462
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,000	1,167
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	2,000	2,528
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,000	6,783
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	2,000	2,446
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	6,000	6,885
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,740
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	4,520	4,859
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	6,300
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	4,000	4,477
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,000	6,825
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	2,000	2,429
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	3,000	3,719
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,140	883
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	3,730	2,802
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	650	473
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	9,725	6,148
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	675	411
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	315	324
[5,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	98
[5,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	785
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,000	3,632
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	3,215
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,035	3,753
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	167
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,822
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	37
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,538
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,788
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	20	23
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,450	3,966
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	6,045
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,250	8,897
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,305

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	4,000	4,833
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	750
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,757
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	2,500	2,877
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,755	11,903
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	3,000	3,641
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,665	6,775
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	12,525	14,255
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	14,795	16,884
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	170	195
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,911
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	7,500	8,844
[3,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.210%	6/4/21	11,915	11,915
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,998
	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	9,656
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	442
	North Brunswick Township Board of Education GO	3.375%	8/15/36	1,940	2,161
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,883
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,981
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	836
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	135
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	153
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/35	130	145
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	162
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	167
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	825
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,233
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,476
	Passaic County NJ GO	3.000%	5/1/32	540	619
	Passaic County NJ GO	3.000%	11/1/35	3,000	3,312
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,462
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,635
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	2,109
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	1,053
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	542
	Pennsauken Township School District GO	4.000%	7/15/38	2,525	2,813
[2,8]	Perth Amboy NJ GO	5.000%	3/15/29	690	857
[2,8]	Perth Amboy NJ GO	5.000%	3/15/30	600	757
[2,8]	Perth Amboy NJ GO	5.000%	3/15/31	750	964
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,425
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,422
[2]	Salem County NJ GO	3.000%	6/15/33	270	290
	Salem County NJ GO	2.000%	6/15/36	1,680	1,691
	Salem County NJ GO	2.000%	6/15/37	1,835	1,843
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,440	2,788
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	2,977

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	2,780	2,959
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	266
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	256
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,461
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	653
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	508
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	649
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	647
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	844
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	645
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	643
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	10,925	12,182
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,489
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	4,147
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	5,410	6,777
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	4,454
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	13,469
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,790
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,000	4,268
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	5,000	5,335
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,010	3,212
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,050	2,187
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	1,152
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	1,026
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	3,208
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,941
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,705
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,955	2,496
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,898
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,884
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,550	4,442
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,554
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	3,415
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,476
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,870	3,544
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,461
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,599
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	2,050	2,514
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	14,265	17,036
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	2,500	2,938
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	11,500	14,005

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toms River Board of Education GO	3.000%	7/15/30	1,150	1,242
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,612
	Toms River Board of Education GO	3.000%	7/15/33	2,000	2,138
	Toms River Board of Education GO	3.000%	7/15/38	2,675	2,837
	Union City NJ GO	5.000%	11/1/23	1,060	1,154
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	1,017
	West Deptford Township NJ GO	3.000%	2/15/30	645	713
	West Deptford Township NJ GO	3.000%	2/15/32	640	700
					2,455,644
Delaware (0.6%)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	1,093
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	1,091
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	1,088
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	1,082
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	9,980	10,631
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	2,000	2,291
					17,276
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	3,000	3,321
[8]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	232
[8]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	70	80
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,269
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,504
					6,406
New York (3.8%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	1,165	1,368
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	2,500	3,299
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	2,000	2,496
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	7,157
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/36	5,000	6,236
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,784
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	3,635	4,340
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,574
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,730
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,762
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	5,413
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,090	4,659
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,819
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	2,500	2,908
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,990

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/47	4,000	4,835
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	4,565
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,677
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	5,080	5,932
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	3,177
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	5,010	6,079
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	4,000	4,787
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	3,000	3,646
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,405	5,376
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,944
[3,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.130%	6/4/21	20	20
					103,573
Pennsylvania (3.4%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,904
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,768
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	174
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	2,660	2,975
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,228
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	174
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	4,530	5,558
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	224
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,769
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	198
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	2,515	3,078
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	191
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	273
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	215
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	12,000	14,569
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	6,618
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	2,230
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	3,000	3,347
	Delaware River Port Authority Highway Revenue	5.000%	1/1/35	1,420	1,799
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	13,402
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,258
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,887
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	4,374
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,510	2,792
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	4,080	5,089
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	455	486
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	4,560	4,855
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	2,660	2,826
					90,261

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	520	495
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,204	1,081
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,622	1,380
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	130	102
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,461	7,152
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	687	761
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	56
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	70	78
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	445	144
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	930	1,059
				12,308
Total Tax-Exempt Municipal Bonds (Cost $2,477,442)				2,685,468
Total Investments (99.4%) (Cost $2,477,442)				2,685,468
Other Assets and Liabilities—Net (0.6%)				17,400
Net Assets (100%)				2,702,868
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $33,686,000, representing 1.2% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Securities with a value of $971,000 have been segregated as initial margin for open futures contracts.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	398	49,293	(13)

Short Futures Contracts
Long U.S. Treasury Bond	September 2021	(10)	(1,565)	(4)
Ultra 10-Year U.S. Treasury Note	September 2021	(197)	(28,556)	(119)
Ultra Long U.S. Treasury Bond	September 2021	(62)	(11,486)	(11)
				(134)
				(147)

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,477,442)	2,685,468
Investment in Vanguard	94
Cash	991
Receivables for Investment Securities Sold	65
Receivables for Accrued Income	35,110
Receivables for Capital Shares Issued	4,374
Other Assets	102
Total Assets	2,726,204
Liabilities
Payables for Investment Securities Purchased	20,075
Payables for Capital Shares Redeemed	1,345
Payables for Distributions	1,721
Payables to Vanguard	117
Variation Margin Payable—Futures Contracts	78
Total Liabilities	23,336
Net Assets	2,702,868
At May 31, 2021, net assets consisted of:

Paid-in Capital	2,481,593
Total Distributable Earnings (Loss)	221,275
Net Assets	2,702,868

Investor Shares—Net Assets
Applicable to 24,228,355 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	310,354
Net Asset Value Per Share—Investor Shares	$12.81

Admiral Shares—Net Assets
Applicable to 186,775,744 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,392,514
Net Asset Value Per Share—Admiral Shares	$12.81

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Interest	38,178
Total Income	38,178
Expenses
The Vanguard Group—Note B
Investment Advisory Services	109
Management and Administrative—Investor Shares	198
Management and Administrative—Admiral Shares	872
Marketing and Distribution—Investor Shares	13
Marketing and Distribution—Admiral Shares	40
Custodian Fees	6
Shareholders’ Reports—Investor Shares	26
Shareholders’ Reports—Admiral Shares	37
Trustees’ Fees and Expenses	—
Total Expenses	1,301
Net Investment Income	36,877
Realized Net Gain (Loss)
Investment Securities Sold	13,538
Futures Contracts	1,691
Realized Net Gain (Loss)	15,229
Change in Unrealized Appreciation (Depreciation)
Investment Securities	35,421
Futures Contracts	(184)
Change in Unrealized Appreciation (Depreciation)	35,237
Net Increase (Decrease) in Net Assets Resulting from Operations	87,343

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,877	76,568
Realized Net Gain (Loss)	15,229	22,295
Change in Unrealized Appreciation (Depreciation)	35,237	18,602
Net Increase (Decrease) in Net Assets Resulting from Operations	87,343	117,465
Distributions
Investor Shares	(6,259)	(10,406)
Admiral Shares	(50,793)	(80,404)
Total Distributions	(57,052)	(90,810)
Capital Share Transactions
Investor Shares	26,300	(12,400)
Admiral Shares	97,519	36,111
Net Increase (Decrease) from Capital Share Transactions	123,819	23,711
Total Increase (Decrease)	154,110	50,366
Net Assets
Beginning of Period	2,548,758	2,498,392
End of Period	2,702,868	2,548,758

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.66	$12.49	$11.78	$12.09	$11.69	$12.00
Investment Operations
Net Investment Income	.174[1]	.375[1]	.402[1]	.419[1]	.425[1]	.430
Net Realized and Unrealized Gain (Loss) on Investments	.249	.242	.758	(.242)	.494	(.289)
Total from Investment Operations	.423	.617	1.160	.177	.919	.141
Distributions
Dividends from Net Investment Income	(.173)	(.375)	(.403)	(.420)	(.422)	(.430)
Distributions from Realized Capital Gains	(.100)	(.072)	(.047)	(.067)	(.097)	(.021)
Total Distributions	(.273)	(.447)	(.450)	(.487)	(.519)	(.451)
Net Asset Value, End of Period	$12.81	$12.66	$12.49	$11.78	$12.09	$11.69
Total Return[2]	3.38%	5.07%	10.00%	1.49%	8.03%	1.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$310	$281	$290	$229	$235	$234
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.73%	3.04%	3.28%	3.53%	3.57%	3.50%
Portfolio Turnover Rate	12%	31%	12%	19%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.66	$12.49	$11.78	$12.09	$11.69	$12.00
Investment Operations
Net Investment Income	.179[1]	.385[1]	.413[1]	.429[1]	.437[1]	.443
Net Realized and Unrealized Gain (Loss) on Investments	.249	.242	.757	(.242)	.494	(.289)
Total from Investment Operations	.428	.627	1.170	.187	.931	.154
Distributions
Dividends from Net Investment Income	(.178)	(.385)	(.413)	(.430)	(.434)	(.443)
Distributions from Realized Capital Gains	(.100)	(.072)	(.047)	(.067)	(.097)	(.021)
Total Distributions	(.278)	(.457)	(.460)	(.497)	(.531)	(.464)
Net Asset Value, End of Period	$12.81	$12.66	$12.49	$11.78	$12.09	$11.69
Total Return[2]	3.42%	5.16%	10.09%	1.57%	8.14%	1.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,393	$2,268	$2,208	$1,865	$1,875	$1,742
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.81%	3.12%	3.36%	3.61%	3.67%	3.60%
Portfolio Turnover Rate	12%	31%	12%	19%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

New Jersey Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $94,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,685,468	—	2,685,468
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	147	—	—	147
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

New Jersey Long-Term Tax-Exempt Fund
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,479,445
Gross Unrealized Appreciation	206,278
Gross Unrealized Depreciation	(402)
Net Unrealized Appreciation (Depreciation)	205,876
E.	During the six months ended May 31, 2021, the fund purchased $443,579,000 of investment securities and sold $322,751,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended May 31, 2021, such purchases and sales were $139,795,000 and $79,125,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2021		Year Ended November 30, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	60,510	4,747	111,379	9,049
Issued in Lieu of Cash Distributions	5,318	418	8,777	708
Redeemed	(39,528)	(3,106)	(132,556)	(10,816)
Net Increase (Decrease)—Investor Shares	26,300	2,059	(12,400)	(1,059)
Admiral Shares
Issued	190,481	14,955	380,517	30,732
Issued in Lieu of Cash Distributions	36,982	2,910	56,435	4,554
Redeemed	(129,944)	(10,210)	(400,841)	(32,891)
Net Increase (Decrease)—Admiral Shares	97,519	7,655	36,111	2,395
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard New Jersey Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard New Jersey Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
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Q142 072021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-Free FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 16, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference